Financial Instruments (Details) - Schedule of Fair Value Movements - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of Fair Value Movements [Line Items]
Beginning balance	£ 82,623	£ 42,692
Fair value movement	(252)	(245,866)	102
Foreign exchange movements	(3,377)
Ending balance	78,994	82,623	£ 42,692
Public warrants [Member]
Financial Instruments (Details) - Schedule of Fair Value Movements [Line Items]
Beginning balance	515
Fair value movement	(478)
Foreign exchange movements	(21)
Ending balance	16	515
Embedded derivative [Member]
Financial Instruments (Details) - Schedule of Fair Value Movements [Line Items]
Beginning balance	82,108
Fair value movement	226
Foreign exchange movements	(3,356)
Ending balance	£ 78,978	£ 82,108